Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 106,252	$ 43,775	$ 113,701	$ 78,048
Cost of Revenue	67,707	26,748	75,520	37,990
Gross Profit	38,545	17,027	38,181	40,058
Operating Expenses:
Management fees	19,796	25,926	47,047	42,513
Professional fees	36,918		3,385	753
General & administrative	5,200	4,370	8,190	6,272
Total Operating Expenses	61,914	30,296	58,622	49,538
LOSS FROM OPERATIONS	(23,369)	(13,269)	(20,441)	(9,480)
OTHER EXPENSE
Factoring Fee	(2,772)	(413)	(3,872)
NET LOSS	(26,141)	(13,682)	(24,313)	(9,480)
COMPREHENSIVE INCOME (LOSS):
NET LOSS	(26,141)	(13,682)	(24,313)	(9,480)
OTHER COMPREHENSIVE INCOME (LOSS)
Unrealized foreign currency translation gain (loss)	179	1,982	2,831	(453)
COMPREHENSIVE INCOME (LOSS)	$ (25,962)	$ (11,700)	$ (21,482)	$ (9,933)
Net Loss per Common Share (Basic and Diluted)
Weighted Average Shares Outstanding:- Basic and Diluted	75,000,000	75,000,000	75,000,000	75,000,000